Investment Strategy	Dec. 09, 2025
BondBloxx Private Credit CLO ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective as of December 1, 2025, the following changes are hereby made to the Prospectus:

The last paragraph under “Principal Investment Strategies” in the Fund Overview section is deleted in its entirety and replaced with the following:

The Adviser has retained Macquarie Asset Management Credit Advisers US, LLC, a Delaware limited liability company, to serve as the Fund’s investment sub-adviser (the “Sub-Adviser”). In managing the Fund’s assets, the Sub-Adviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models, and risk management systems. In the top-down economic analysis, the Sub-Adviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the Sub-Adviser’s bottom-up research which informs security selection. In its bottom-up research, the Sub-Adviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The Sub-Adviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.

In the “Investment Strategies and Risks – Private Credit CLO ETF” section of the SAI, all references to Delaware Investments Fund Advisers and MIMBT are hereby deleted and replaced with Macquarie Asset Management Credit Advisers US, LLC and MAMCA, respectively.

The “General Considerations and Risks – Private Credit CLO ETF” section of the SAI, all references to Delaware Investments Fund Advisers and MIMBT are hereby deleted and replaced with Macquarie Asset Management Credit Advisers US, LLC and MAMCA, respectively.

In the “Investment Advisory, Administrative and Distribution Services” section of the SAI, in the “Investment Adviser and Sub-Advisory Disclosures” sub-section, the section referencing Delaware Investments Fund Advisers and MIMBT is deleted in its entirety and replaced with the following:

Macquarie Asset Management Credit Advisers US, LLC

MAMCA serves as sub-adviser to the Private Credit CLO ETF pursuant to an investment sub-advisory agreement by and among MAMCA, the Trust, on behalf of the Fund, and BIM. MAMCA is a Delaware limited liability company located at 660 Fifth Avenue, New York, New York 10103. MAMCA is a wholly owned subsidiary of Macquarie Group Limited and a part of Macquarie Asset Management (“MAM”). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities and multi-asset solutions. As of July 24, 2025, MAMCA had approximately $201 million in assets under management.